Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data	Total USD ($)	Number of Common Shares Issued [Member]	Preferred Stock Series A [Member] USD ($)	Preferred Stock Series B [Member] USD ($)	Discount on Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Unearned ESOP Compensation [Member] USD ($)	Undivided Profits [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Noncontrolling Interest [Member] USD ($)
Beginning balance at Dec. 31, 2010	$ 43,493		$ 10,000	$ 500	$ (300)	$ 9,492	$ 14,034	$ (692)	$ 10,124	$ 335
Beginning balance, shares at Dec. 31, 2010		7,593,929
Net income	900								900
Other comprehensive income (loss)	1,859									1,859
Release of ESOP Shares	53						(28)	81
Increase in ESOP notes receivable	(161)							(161)
Reclass of redeemable ESOP stock	(1,349)						(1,349)
Stock compensation expense	4						4
Record preferred stock dividend and discount accretion	(545)				100				(645)
Ending balance at Dec. 31, 2011	44,254		10,000	500	(200)	9,492	12,661	(772)	10,379	2,194
Beginning balance, shares at Dec. 31, 2011		7,593,929
Net income	404								404
Repurchase of common stock	(304)					(113)	(191)
Repurchase of common stock, shares		(90,260)
Retirement of common stock						(1)	1
Retirement of common stock, shares		(1,173)
Other comprehensive income (loss)	(707)									(707)
Release of ESOP Shares	48						(39)	87
Increase in ESOP notes receivable	(190)							(190)
Reclass of redeemable ESOP stock	(235)						(235)
Stock compensation expense	4						4
Record preferred stock dividend and discount accretion	(545)				100				(645)
Ending balance at Dec. 31, 2012	42,729		10,000	500	(100)	9,378	12,201	(875)	10,138	1,487
Ending balance, shares at Dec. 31, 2012	7,502,496	7,502,496
Beginning balance at Dec. 31, 2012	42,729
Net income	954								476		478
Repurchase of common stock	(169)					(71)	(98)
Repurchase of common stock, shares		(56,565)
Other comprehensive income (loss)	(2,049)									(2,049)
Release of ESOP Shares	45						(49)	94
Increase in ESOP notes receivable	(208)							(208)
Reclass to mezzanine capital	(132)						(132)
Repayment of preferred stock series A	(10,500)		(10,000)	(500)
Issuance of preferred stock (noncontrolling interest)	10,655										10,655
Record costs of preferred stock (noncontrolling interest)	(137)										(137)
Record preferred stock dividend (noncontrolling interest)	(454)										(454)
Record preferred stock dividend and discount accretion	(225)				100				(325)
Ending balance at Dec. 31, 2013	$ 40,509					$ 9,307	$ 11,922	$ (989)	$ 10,289	$ (562)	$ 10,542
Ending balance, shares at Dec. 31, 2013	7,502,496	7,445,931